Income tax expense (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income tax expense [Abstract]
Average effective tax rate	49.00%	(3.60%)	238.10%	(5.30%)